THE PRIME MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
MAY 31, 2000
--------------------------------------------------------------------------------

      PRINCIPAL                                                                                YIELD TO
       AMOUNT                                                                                  MATURITY/
   (IN THOUSANDS)                  SECURITY DESCRIPTION                 MATURITY DATES           RATE             VALUE
---------------------    ----------------------------------------    ---------------------    -----------    ---------------
CERTIFICATES OF DEPOSIT -- DOMESTIC (1.9%)
      $216,000           Bank America Corp.......................    06/20/00-08/17/00        6.180-6.750%   $   216,000,000
       133,000           SunTrust Bank Atlanta...................    06/22/00-04/18/01        6.520-6.770        133,011,891
                                                                                                             ---------------
                                                                                                                 349,011,891
                                                                                                             ---------------
CERTIFICATE OF DEPOSIT -- FOREIGN (14.0%)
       300,000           Abbey National PLC, (MTN, Series 1A)....             01/08/01              6.450        299,913,639
       452,000           Bayerische Landesbank...................    08/04/00-10/02/00        5.875-5.930        451,815,672
       170,000           Credit Communal De Belgique.............    02/22/01-05/03/01        6.760-7.055        169,943,817
       350,000           Deutsche Bank...........................    12/01/00-02/22/01        6.190-6.755        349,881,810
       205,000           Landesbank Hessen-Thueringen............             05/08/01              7.143        204,986,428
       381,000           Rabobank Nederland......................    02/15/01-05/02/01        6.660-7.050        380,888,169
       526,500           Union Bank of Switzerland...............    07/03/00-04/30/01        5.760-6.880        526,408,902
       149,000           Westdeutsche Landesbank Girozentra......    06/06/00-06/21/00        6.030-6.190        149,000,000
                                                                                                             ---------------
                             TOTAL CERTIFICATES OF DEPOSIT --
                               FOREIGN...........................                                              2,532,838,437
                                                                                                             ---------------
COMMERCIAL PAPER -- DOMESTIC (25.1%) (y)
       600,714           Alpine Securitization Corp..............    06/01/00-06/20/00        6.104-6.533        599,524,574
        93,000           Asset Securitization Corp...............    06/05/00-06/07/00        5.687-6.510         92,930,875
       147,100           Bavaria Trust Corp......................    06/02/00-06/27/00        5.510-6.161        146,912,417
       197,500           BBL North America Funding Corp..........    06/07/00-08/23/00        6.522-6.624        195,905,286
       207,500           Citibank Capital Markets Corp...........    06/01/00-08/22/00        6.184-6.621        205,630,960
        85,000           CXC, Inc................................             08/17/00              6.541         83,789,175
       136,763           Enterprise Funding Corp.................    06/07/00-06/30/00        5.535-6.578        139,139,784
       100,000           Eureka Securitization Corp..............    06/08/00-06/27/00        6.226-6.523         99,704,694
       155,000           General Electric Capital Corp...........    06/09/00-06/20/00        6.524-6.549        154,710,403
       150,000           General Motors Acceptance Corp..........    06/02/00-06/14/00        6.510-6.530        149,822,979
       181,902           HD Real Estate Funding Corp.............             11/21/00              6.831        175,957,847
        25,000           Merrill Lynch & Co......................             06/01/00              6.512         25,000,000
       154,409           Monte Rosa Capital Corp.................    06/05/00-08/21/00        6.520-6.621        152,788,782
       402,000           Morgan Stanley Dean Witter & Co.........    06/01/00-06/19/00        6.523-6.546        401,499,296
        50,000           Newport Funding Corp....................             06/07/00              6.522         49,950,417
       119,687           Parthenon Receivable Funding LLC........    06/19/00-07/05/00        6.141-6.584        119,181,445
        30,000           Private Export Funding Corp.............             06/01/00              6.512         30,000,000
       258,097           Receivable Capital Corp.................    06/08/00-06/26/00        5.866-6.523        257,307,181
        50,000           SBC Communications, Inc.................    06/16/00-08/21/00        6.001-6.551        123,747,875
       160,000           Salomon Smith Barney, Inc...............    06/01/00-06/07/00        6.520-6.667        159,915,278
        52,000           Southern California Edison Corp.........             06/02/00              6.510         51,991,406
       471,650           Trident Capital, Inc....................    06/16/00-06/23/00        6.001-6.147        470,118,029

The Accompanying Notes are an Integral Part of the Financial Statements.

THE PRIME MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
MAY 31, 2000
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                   YIELD TO
    AMOUNT                                                                                    MATURITY/
(IN THOUSANDS)                 SECURITY DESCRIPTION                  MATURITY DATES           RATE            VALUE
---------------------    ----------------------------------------    ---------------------    -----------    ---------------
COMMERCIAL PAPER -- DOMESTIC (CONTINUED)
      $430,744           Windmill Funding Corp...................    06/05/00-07/05/00        6.184-6.520%   $   429,299,021
       230,000           Wisconsin Energy Corp...................    06/01/00-06/29/00        6.102-6.180        229,219,223
                                                                                                             ---------------
                             TOTAL COMMERCIAL PAPER-DOMESTIC.....                                              4,544,046,947
                                                                                                             ---------------
COMMERCIAL PAPER -- FOREIGN (4.4%) (y)
       100,000           Bank of Nova Scotia.....................             06/30/00              6.504         99,470,428
        46,500           CDC Commercial Paper Corp...............             06/12/00              5.895         46,407,646
        66,500           CS First Boston, Inc....................    06/16/00-08/21/00        6.521-6.551         66,211,869
       335,101           France Telecommunication................    06/08/00-06/20/00        6.085-6.524        334,231,358
        25,000           Halifax Building Society................             06/06/00              6.521         24,979,410
        95,000           Lloyds Bank PLC.........................             06/02/00              6.510         94,984,325
       161,000           Province of Quebec......................    06/01/00-06/16/00        6.512-6.537         70,849,279
        52,000           Royal Bank of Scotland Group............             06/08/00              5.687         51,934,076
                                                                                                             ---------------
                             TOTAL COMMERCIAL PAPER -- FOREIGN...                                                789,068,391
                                                                                                             ---------------
CORPORATE BOND -- DOMESTIC (0.5%)
        85,000           General Electric Capital Corp. (MTN,
                           Series A).............................             05/23/01              7.380         85,000,000
                                                                                                             ---------------
CORPORATE BOND -- FOREIGN (0.5%)
        79,389           Inter-American Development Bank.........             02/22/01              5.125         78,572,055
        20,625           Ontario Province........................             06/28/00              6.125         20,623,714
                                                                                                             ---------------
                             TOTAL CORPORATE BOND -- FOREIGN.....                                                 99,195,769
                                                                                                             ---------------
FLOATING RATE NOTES (43.0%) (v)
       100,000           American Express Centurion Bank, (due
                           03/06/01).............................             06/01/00(a)           6.670        100,000,000
       150,000           American Express Centurion Bank, (due
                           02/09/01).............................             06/09/00(a)           6.400        149,989,839
        25,000           American Express Centurion Bank, (due
                           04/12/01).............................             06/12/00(a)           6.455         24,997,837
        25,000           American Express Centurion Bank, (due
                           02/14/01).............................             06/14/00(a)           6.483         24,996,475
       202,500           American Express Centurion Bank.........    06/12/00-07/12/00        6.720-6.750        202,500,241
        25,000           AT&T Corp., (due 03/08/01)..............             06/08/00(a)           6.366         24,996,274
        25,000           AT&T Capital Corp., (MTN, Series F).....             06/14/00              7.594         25,012,540
        21,500           AT&T Capital Corp., (MTN, Series G, due
                           12/01/00).............................             07/07/00(a)           6.971         21,574,065
        56,300           AT&T Capital Corp., (MTN, Series G, due
                           04/09/01).............................             07/10/00(a)           6.441         56,391,856
       470,000           Bank of America NA, (due 04/03/01)......             06/01/00(a)           6.670        470,000,000
       500,000           Bank of Austria, (Series CD, due
                           02/16/01).............................             06/16/00(a)           6.450        499,826,952

The Accompanying Notes are an Integral Part of the Financial Statements.

THE PRIME MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
MAY 31, 2000
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                   YIELD TO
    AMOUNT                                                                                    MATURITY/
(IN THOUSANDS)                 SECURITY DESCRIPTION                  MATURITY DATES           RATE            VALUE
---------------------    ----------------------------------------    ---------------------    -----------    ---------------
FLOATING RATE NOTES (CONTINUED)
      $384,500           Bank of Scotland Treasury, (MTN, due
                           03/05/01) (144A)......................             06/05/00(a)           6.079%   $   384,484,994
        25,000           BankBoston Corp., (MTN, due 03/09/01)...             06/09/00(a)           6.197         25,009,029
       139,500           Bayerische Landesbank New York,
                           (Series CD, due 12/15/00).............             06/15/00(a)           6.447        139,441,315
       270,000           Bayerische Landesbank New York,
                           (Series CD, due 02/22/01).............             08/22/00(a)           6.625        269,894,213
       142,000           CIT Group, Inc., (MTN, due 01/19/01)....             07/19/00(a)           6.660        141,942,555
       200,000           CIT Group, Inc., (MTN, due 02/14/01)....             08/14/00(a)           6.600        199,876,228
       175,000           CIT Group, Inc., MTN....................             08/14/00              6.750        174,965,864
        16,590           Caterpillar Financial Services Corp.,
                           (MTN, Series F, due 10/12/00).........             06/12/00(a)           6.170         16,595,310
        10,000           Caterpillar Financial Services Corp.,
                           (MTN, Series F, due 09/15/00).........             06/15/00(a)           6.150         10,001,228
       325,000           Chasers-00-1, (due 01/04/01) (144A).....             07/05/00(a)           6.700        325,000,000
       228,000           Citicorp, (MTN, Series F, due
                           08/02/00).............................             06/02/00(a)           6.227        228,000,000
         8,000           Citicorp, (MTN, Series C, due
                           02/08/01).............................             02/08/01(a)           6.923          8,016,616
       140,000           Citigroup, Inc., (MTN, Series A, due
                           04/04/01).............................             06/05/00(a)           6.315        140,000,000
       150,000           Citigroup, Inc., (MTN, Series A, due
                           06/06/01).............................             06/10/00(a)           6.431        150,000,000
         5,000           Comerica Bank...........................             06/12/00              6.660          4,999,859
        53,000           Comerica Bank, (due 02/14/01)...........             06/14/00(a)           6.437         52,979,067
       500,000           Commerzbank, (Series CD, due
                           04/26/01).............................             06/26/00(a)           6.560        499,911,746
        10,000           Commerzbank, (Series CD, due
                           03/01/01).............................             06/28/00(a)           6.531          9,996,352
       400,000           CS First Boston, Inc. LINCS,
                           (Series 1998-4, Class 1, due
                           08/18/00) (144A)......................             06/19/00(a)           6.584        400,000,000
       550,000           CS First Boston, Inc. SPARCS,
                           (Series 2000, Class 1, due
                           07/24/00).............................             07/24/00(a)           6.360        550,000,000
       364,000           Deutsche Bank, (Series CD, due
                           02/16/01).............................             06/16/00(a)           6.445        363,870,378
        20,000           Deutsche Bank...........................             12/13/00(a)           6.452         19,996,286
        10,000           First Union National Bank, (due
                           02/13/01).............................             08/14/00(a)           6.780         10,006,267
        36,500           First Union National Bank, (due
                           11/13/00).............................             08/16/00(a)           6.960         36,537,623
        81,000           Fleet Financial Group, (MTN, Series P,
                           due 03/13/01).........................             06/13/00(a)           6.037         80,922,676
        40,000           Fleet Financial Group, (MTN, Series N,
                           due 10/13/00).........................             07/13/00(a)           6.343         40,011,220
       163,000           Fleet Financial Group, (MTN,
                           Series N).............................             07/28/00              6.445        163,025,057
       350,000           General Electric Capital Corp., (due
                           01/02/01).............................             07/07/00(a)           6.221        350,000,000
         6,000           Household Finance Corp., (MTN, due
                           09/27/00).............................             06/27/00(a)           6.378          6,004,041
         5,000           Household Finance Corp., (due
                           04/03/01).............................             07/03/00(a)           6.440          5,005,745
        15,000           Household Finance Corp., (due
                           04/09/01).............................             07/10/00(a)           6.617         15,022,114
        75,000           Key Bank NA, (due 09/07/00).............             06/07/00(a)           6.150         75,009,016
        24,500           Key Bank NA, (due 11/02/00).............             08/02/00(a)           6.641         24,528,874
       220,000           Lehman RACERS 1998-MM-7-1, (due 8/11/00)
                           (144A)................................             06/19/00(a)           6.620        220,000,000

The Accompanying Notes are an Integral Part of the Financial Statements.

THE PRIME MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
MAY 31, 2000
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                   YIELD TO
    AMOUNT                                                                                    MATURITY/
(IN THOUSANDS)                 SECURITY DESCRIPTION                  MATURITY DATES           RATE            VALUE
---------------------    ----------------------------------------    ---------------------    -----------    ---------------
FLOATING RATE NOTES (CONTINUED)
      $292,000           Lehman RACERS 1999-25-MM-MBS, (due
                           09/06/00) (144A)......................             06/06/00(a)           6.506%   $   292,000,000
       165,000           Lehman RACERS 1999-35-MM, (Class A-1,
                           due 12/15/00) (144A)..................             06/15/00(a)           6.622        165,000,000
        34,775           Nationsbank NA, (due 02/26/01)..........             08/29/00(a)           6.870         34,799,973
        52,000           Toyota Motor Credit Corp., (MTN, due
                           01/09/01).............................             07/10/00(a)           6.181         51,971,967
        75,000           US Bank NA Minnesota, (due 04/04/01)....             07/05/00(a)           6.625         74,972,711
       100,000           US Bank NA North Dakota, (due
                           04/04/01).............................             07/05/00(a)           6.645         99,971,663
       342,000           Westdeutsche Landesbank New York,
                           (Series CD, due 03/23/01).............             06/23/00(a)           6.530        341,865,213
                                                                                                             ---------------
                             TOTAL FLOATING RATE NOTES...........                                              7,801,921,279
                                                                                                             ---------------
REPURCHASE AGREEMENT (1.3%)
       232,533           Lehman Brothers Repurchase Agreement,
                           proceeds $232,574,791 (collateralized
                           by 239,647,908 Federal Home Loan
                           Mortgage Corp., 6.500%-12.220% due
                           06/15/06 - 02/15/29, valued at
                           $87,827,762; $329,486,717 Federal
                           National Mortgage Association,
                           6.500%-8.000% due 12/25/04 - 04/25/29
                           valued at $85,113,896; $135,336,660
                           Government National Mortgage
                           Association, 7.500%-8.000% due
                           02/16/26 - 08/16/29 valued at
                           $64,244,462)..........................             06/01/00              6.470        232,533,000
                                                                                                             ---------------
TAXABLE MUNICIPALS (0.3%) (v)
        41,145           Sacramento County, (Series A, due
                           08/15/14), MBIA Insured...............             08/15/00(a)           6.770         41,142,342
         6,200           Wake Forest University, (Series 1997,
                           due 07/01/17), LOC-Wachovia Bank......             06/07/00(a)           6.640          6,200,000
                                                                                                             ---------------
                             TOTAL TAXABLE MUNICIPALS............                                                 47,342,342
                                                                                                             ---------------
TIME DEPOSIT -- DOMESTIC (3.2%)
       575,000           Suntrust Bank Cayman....................             06/01/00        6.813-6.875        575,000,000
                                                                                                             ---------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE PRIME MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
MAY 31, 2000
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                   YIELD TO
    AMOUNT                                                                                    MATURITY/
(IN THOUSANDS)                 SECURITY DESCRIPTION                  MATURITY DATES           RATE            VALUE
---------------------    ----------------------------------------    ---------------------    -----------    ---------------
TIME DEPOSIT -- FOREIGN (5.2%)
      $100,000           Bank of America Grand Cayman............             06/01/00              6.813%   $   100,000,000
       273,379           Banque Nationale De Paris Georgeto......             06/01/00              6.813        273,379,000
       319,000           Chase Nassau............................             06/01/00              6.813        319,000,000
       250,000           Credit Suisse Grand Cayman..............             06/01/00              6.781        250,000,000
                                                                                                             ---------------
                             TOTAL TIME DEPOSITS -- FOREIGN......                                                942,379,000
                                                                                                             ---------------
                         TOTAL INVESTMENTS AT AMORTIZED COST AND VALUE (99.4%)...........................     17,998,337,056
                         OTHERS ASSETS IN EXCESS OF LIABILITIES (0.6%)...................................        107,236,609
                                                                                                             ---------------
                         NET ASSETS (100.0%).............................................................    $18,105,573,665
                                                                                                             ===============

------------------------------
(a) The date listed under the heading maturity date represents an optional tender date or the next interest rate reset date. The final maturity date is indicated in the security description.

(v) Rate shown reflects current rate on variable or floating rate instrument or instrument with step coupon rate.

(y) Yield to Maturity

144A - Securities restricted for resale to Qualified Institutional Buyers.

LOC - Letter of Credit.

MBIA - Municipal Bond Investors Assurance Corp.

MTN - Medium Term Note.

RACERS - Restructured Asset Certificates.

SPARCS - Structured Product Asset Return.

STEERS - Structured Enhanced Return Trust.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE PRIME MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
MAY 31, 2000
--------------------------------------------------------------------------------

ASSETS
Investments at Amortized Cost and Value            $17,998,337,056
Interest Receivable                                    114,573,578
Prepaid Trustees' Fees                                      36,579
Prepaid Expenses and Other Assets                           34,376
                                                   ---------------
    Total Assets                                    18,112,981,589
                                                   ---------------
LIABILITIES
Due to Custodian                                         5,273,919
Advisory Fee Payable                                     1,594,099
Administrative Services Fee Payable                        355,145
Fund Services Fee Payable                                   14,558
Accrued Expenses                                           170,203
                                                   ---------------
    Total Liabilities                                    7,407,924
                                                   ---------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $18,105,573,665
                                                   ===============

The Accompanying Notes are an Integral Part of the Financial Statements.

THE PRIME MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED MAY 31, 2000
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income                                                $519,977,465
EXPENSES
Advisory Fee                                       $9,078,499
Administrative Services Fee                         2,010,483
Custodian Fees and Expenses                           764,557
Fund Services Fee                                     139,027
Trustees' Fees and Expenses                            67,111
Administration Fee                                     64,660
Miscellaneous                                          73,636
                                                   ----------
    Total Expenses                                               12,197,973
                                                               ------------
NET INVESTMENT INCOME                                           507,779,492
NET REALIZED LOSS ON INVESTMENTS                                    (49,875)
                                                               ------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                   $507,729,617
                                                               ============

The Accompanying Notes are an Integral Part of the Financial Statements.

THE PRIME MONEY MARKET PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                     FOR THE SIX
                                                     MONTHS ENDED     FOR THE FISCAL
                                                     MAY 31, 2000       YEAR ENDED
                                                     (UNAUDITED)     NOVEMBER 30, 1999
                                                   ----------------  -----------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $    507,779,492  $     620,496,096
Net Realized Loss on Investments                            (49,875)          (502,599)
                                                   ----------------  -----------------
    Net Increase in Net Assets Resulting from
      Operations                                        507,729,617        619,993,497
                                                   ----------------  -----------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                        55,908,757,325    108,543,399,809
Withdrawals                                         (53,736,623,250)  (101,517,907,239)
                                                   ----------------  -----------------
    Net Increase from Investors' Transactions         2,172,134,075      7,025,492,570
                                                   ----------------  -----------------
    Total Increase in Net Assets                      2,679,863,692      7,645,486,067
NET ASSETS
Beginning of Period                                  15,425,709,973      7,780,223,906
                                                   ----------------  -----------------
End of Period                                      $ 18,105,573,665  $  15,425,709,973
                                                   ================  =================

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                       FOR THE
                                                   SIX MONTHS ENDED  FOR THE FISCAL YEAR ENDED NOVEMBER 30,
                                                     MAY 31, 2000    --------------------------------------
                                                     (UNAUDITED)      1999    1998    1997    1996    1995
                                                   ----------------  ------  ------  ------  ------  ------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                                    0.14%(a)  0.15%  0.17%  0.18%   0.19%   0.19%
  Net Investment Income                                       5.90%(a)  5.07%  5.48%  5.43%   5.29%   5.77%

------------------------
(a) Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE PRIME MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
MAY 31, 2000
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Prime Money Market Portfolio (the "portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on November 4, 1992. The portfolio's investment objective is to maximize current income consistent with the preservation of capital and same-day liquidity. The portfolio commenced operations on July 12, 1993. The Declaration of Trust permits the trustees to issue an unlimited number of beneficial interests in the portfolio.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the portfolio:

   a) Investments are valued at amortized cost which approximates market value. The amortized cost method of valuation values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instruments.

      The portfolio's custodian or designated subcustodians, as the case may be under the tri-party repurchase agreements, takes possession of the collateral pledged for investments in repurchase agreements on behalf of the portfolio. It is the policy of the portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

   b) Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   c) The portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the portfolio will be taxed on its share of the portfolio's ordinary income and capital gains. It is intended that the portfolio's assets will be managed in such a way that an investor in the portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The cost of securities is substantially the same for book and tax purposes.

2. TRANSACTIONS WITH AFFILIATES

   a) The portfolio has an Investment Advisory Agreement with J.P. Morgan Investment Management, Inc. ("JPMIM"), an affiliate of Morgan Guaranty Trust Company of New York ("Morgan") and a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"). Under the terms of the

THE PRIME MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
MAY 31, 2000
--------------------------------------------------------------------------------
      agreement, the portfolio pays JPMIM at an annual rate of 0.20% of the portfolio's average daily net assets up to $1 billion and 0.10% on any excess over $1 billion. For the six months ended May 31, 2000 such fees amounted to $9,078,499.

   b) The portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the portfolio, FDI provides administrative services necessary for the operations of the portfolio, furnishes office space and facilities required for conducting the business of the portfolio and pays the compensation of the officers affiliated with FDI. The portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the portfolio is based on the ratio of the portfolio's net assets to the aggregate net assets of the portfolio and certain other investment companies subject to similar agreements with FDI. For the six months ended May 31, 2000, the fee for these services amounted to $64,660.

   c) The portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the portfolio. Under the Services Agreement, the portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and other portfolios for which JPMIM acts as investment advisor (the "master portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the portfolio is determined by the proportionate share that its net assets bear to the net assets of the master portfolios, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the six months ended May 31, 2000, the fee for these services amounted to $2,010,483.

   d) The portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the portfolio's affairs. The trustees of the portfolio represent all the existing shareholders of Group. The portfolio's allocated portion of Group's costs in performing its services amounted to $139,027 for the six months ended May 31, 2000.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the trust, the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the portfolio's allocated portion of the total fees and expenses. The portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $26,400.

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